Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Inventories - Schedule Of Inventories
Inventory recognized as an expense	$ 93	$ 290	$ 350
Write down of inventory	69
Inventory pledged as security	$ 435	$ 340